SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2025
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Schedule of property and equipment

Category	Estimated Useful Life	Estimated Residual

Machinery and equipment-data center equipment	5 years	5%
Machinery and equipment- mining machine and other equipment	2-3 years	—
Electronics and office equipment	3-5 years	5%
Motor vehicles	5-10 years	5%
Leasehold improvements	Shorter of lease term or the estimated useful lives of the assets	—

Schedule of estimated useful lives of intangible assets

Category	Estimated Useful Life
Computer software	3-10 years
Internet domain name	10 years
Licensing agreement	Agreement term
Intangible assets arising from business combination and asset acquisitions
Licenses and brand name	10 years
Internet domain name and brand name	10 years
Strategic contracts	3-5 years
Unpatented technology	3 years